Other disclosures - Risk Management and Principal Risks - Capital resources (audited) (Details) - GBP (£)	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional total regulatory capital, ratio	20.70%	21.50%
Capital resources [abstract]
Total equity (excluding non-controlling interests) per the balance sheet	£ 62,556,000,000	£ 63,905,000,000	[1]	£ 64,873,000,000
Other equity instruments	(9,632,000,000)	(8,941,000,000)	[1]	(6,449,000,000)
Adjustment to retained earnings for foreseeable dividends	(700,000,000)	(400,000,000)
Minority interests (amount allowed in consolidated CET1)	1,223,000,000	2,111,000,000	[1]	6,492,000,000
Goodwill and intangible assets	(7,973,000,000)	(7,849,000,000)	[1]	(7,726,000,000)
Fair value reserves related to gains or losses on cash flow hedges	(660,000,000)	(1,161,000,000)
Defined-benefit pension fund assets	£ (1,768,000,000)	£ (966,000,000)	[1]	£ (14,000,000)
PRA transitional tier 1 capital [member]
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional total regulatory capital, ratio	17.00%	17.20%
Capital resources [abstract]
PRA transitional total regulatory capital	£ 53,000,000,000	£ 53,900,000,000
Fully loaded Common Equity Tier 1 capital [member]
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional total regulatory capital, ratio	13.20%	13.30%
Capital resources [abstract]
Additional value adjustments (PVA)	£ (1,700,000,000)	£ (1,400,000,000)
Goodwill and intangible assets	(8,000,000,000)	(7,900,000,000)
Deferred tax assets that rely on future profitability excluding temporary differences	(500,000,000)	(600,000,000)
Fair value reserves related to gains or losses on cash flow hedges	(700,000,000)	(1,200,000,000)
Excess of expected losses over impairment	0	(1,200,000,000)
Gains or losses on liabilities at fair value resulting from own credit	(100,000,000)	100,000,000
Defined-benefit pension fund assets	(1,300,000,000)	(700,000,000)
Direct and indirect holdings by an institution of own CET1 instruments	(100,000,000)	(100,000,000)
Other regulatory adjustments and deductions	0	0
Adjustment under IFRS 9 transitional arrangements	1,300,000,000	0
PRA transitional total regulatory capital	41,100,000,000	41,600,000,000
Transitional At1 capital [member]
Capital resources [abstract]
Total equity (excluding non-controlling interests) per the balance sheet	9,600,000,000	8,900,000,000
Qualifying capital (including minority interests) issued by subsidiaries	2,400,000,000	3,500,000,000
Other regulatory adjustments and deductions	(100,000,000)	(100,000,000)
PRA transitional total regulatory capital	11,900,000,000	12,300,000,000
Tier 2 (T2) Capital [member]
Capital resources [abstract]
Total equity (excluding non-controlling interests) per the balance sheet	6,600,000,000	6,500,000,000
Qualifying capital (including minority interests) issued by subsidiaries	5,300,000,000	7,000,000,000
Other regulatory adjustments and deductions	(300,000,000)	(300,000,000)
PRA transitional total regulatory capital	£ 64,600,000,000	£ 67,200,000,000

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .